Earnings (Loss) per Share - Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	25,197,113	29,723,780	25,064,547	20,462,397
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	18,736,936	18,435,348	18,446,525	15,589,723
Warrants on convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	708,493	6,302,856	1,021,466	1,032,643
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	5,229,675	4,985,576	5,074,547	3,840,031
Warrants on common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	522,009		522,009